UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

FORM N-Q

JULY 31, 2016

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
Bharat Forge Ltd.	442	$5,002	(a)
Bosch Ltd.	12	4,498	(a)
Cheng Shin Rubber Industry Co., Ltd.	4,000	8,353	(a)
Hyundai Mobis Co., Ltd.	35	7,976	(a)
Motherson Sumi Systems Ltd.	873	4,323	(a)

Total Auto Components		30,152

Automobiles - 3.2%
Bajaj Auto Ltd.	114	4,594	(a)
Brilliance China Automotive Holdings Ltd.	4,000	4,450	(a)
BYD Co., Ltd., Class H Shares	1,000	6,361	*(a)
Dongfeng Motor Group Co., Ltd., Class H Shares	4,000	4,948	(a)
Ford Otomotiv Sanayi AS	1,562	17,004	(a)
Geely Automobile Holdings Ltd.	10,000	6,594	(a)
Great Wall Motor Co., Ltd., Class H Shares	4,000	4,166	(a)
Guangzhou Automobile Group Co., Ltd., Class H Shares	4,000	5,150	(a)
Hero MotoCorp Ltd.	76	3,625	(a)
Hyundai Motor Co.	77	9,038	(a)
Kia Motors Corp.	148	5,573	(a)
Mahindra and Mahindra Ltd.	699	15,327	(a)
Maruti Suzuki India Ltd.	197	14,002	(a)
PT Astra International Tbk	132,700	78,403	(a)
Tata Motors Ltd.	2,408	18,112	(a)
Tata Motors Ltd., Class A Shares	890	4,296	(a)
Tofas Turk Otomobil Fabrikasi AS	2,746	21,700	(a)
UMW Holdings Berhad	3,600	5,050	(a)

Total Automobiles		228,393

Diversified Consumer Services - 0.5%
Kroton Educacional SA	3,929	17,498
New Oriental Education & Technology Group Inc., ADR	200	8,812
TAL Education Group, ADR	100	6,021	*

Total Diversified Consumer Services		32,331

Hotels, Restaurants & Leisure - 1.7%
Berjaya Sports Toto Berhad	5,500	4,433	(a)
Genting Berhad	16,400	33,165	(a)
Genting Malaysia Berhad	21,400	22,529	(a)
Minor International PCL	22,600	26,441	(a)
Minor International PCL	11,000	12,833	(a)
OPAP SA	2,780	22,202	(a)

Total Hotels, Restaurants & Leisure		121,603

Household Durables - 0.7%
Arcelik AS	5,326	36,387	(a)
Haier Electronics Group Co., Ltd.	3,000	5,034	(a)
Steinhoff International Holdings NV	1,739	10,983	(a)

Total Household Durables		52,404

Internet & Catalog Retail - 0.7%
Ctrip.com International Ltd., ADR	500	21,835	*
JD.com Inc., ADR	900	19,485	*
Vipshop Holdings Ltd., ADR	500	7,115	*

Total Internet & Catalog Retail		48,435

Leisure Products - 0.2%
Giant Manufacturing Co., Ltd.	1,000	6,724	(a)
Merida Industry Co., Ltd.	1,000	4,662	(a)

Total Leisure Products		11,386

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Media - 2.2%
Alibaba Pictures Group Ltd.	20,000	$4,288	*(a)
Astro Malaysia Holdings Berhad	11,100	7,978	(a)
BEC World PCL	13,100	9,290	(a)
Cyfrowy Polsat SA	2,478	14,964	*(a)
Global Mediacom Tbk PT	50,200	3,952	(a)
Grupo Televisa SA	9,176	48,738
Naspers Ltd., Class N Shares	278	43,690	(a)
PT Media Nusantara Citra Tbk	33,600	5,521	(a)
PT Surya Citra Media Tbk	38,900	9,402	(a)
Zee Entertainment Enterprises Ltd.	1,284	9,549	(a)

Total Media		157,372

Multiline Retail - 1.5%
El Puerto de Liverpool SAB de CV, Class C1 Shares	690	6,633
Lojas Renner SA	2,061	17,328
PT Matahari Department Store Tbk	15,400	23,446	(a)
Robinson Department Store PCL	7,700	14,608	(a)
S.A.C.I. Falabella	4,633	34,111
Woolworths Holdings Ltd.	877	5,655	(a)

Total Multiline Retail		101,781

Specialty Retail - 0.8%
FF Group	445	10,916	*(a)
Home Product Center PCL	55,200	16,007	(a)
Home Product Center PCL	7,300	2,119	(a)
Hotai Motor Co., Ltd.	1,000	10,040	(a)
JUMBO SA	1,346	15,904	(a)

Total Specialty Retail		54,986

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd.	2,000	4,463	(a)
Belle International Holdings Ltd.	10,000	6,606	(a)
CCC SA	346	15,759	(a)
Feng Tay Enterprise Co., Ltd.	1,120	5,059	(a)
LPP SA	17	21,409	(a)
Pou Chen Corp.	5,000	6,822	(a)
Shenzhou International Group Holdings Ltd.	1,000	5,279	(a)

Total Textiles, Apparel & Luxury Goods		65,397

TOTAL CONSUMER DISCRETIONARY		904,240

CONSUMER STAPLES - 12.4%
Beverages - 1.3%
AMBEV SA	3,440	19,946
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,117	14,340	(a)
China Resources Beer Holdings Co., Ltd.	6,000	11,626	(a)
Coca-Cola Femsa SAB de CV, Series L Shares	493	3,865
Coca-Cola Icecek AS	758	9,398	(a)
Compania Cervecerias Unidas SA	818	9,335
Fomento Economico Mexicano SAB de CV	1,172	10,484
Tsingtao Brewery Co., Ltd., Class H Shares	2,000	7,064	(a)
United Spirits Ltd.	133	4,855	*(a)

Total Beverages		90,913

Food & Staples Retailing - 3.8%
Bid Corp., Ltd.	1,093	20,395	*
BIM Birlesik Magazalar AS	2,138	39,565	(a)
Cencosud SA	7,253	20,662
CP ALL PCL	31,800	47,248	(a)
CP ALL PCL	4,300	6,396	(a)
E-MART Inc.	38	5,551	(a)
Magnit PJSC, Registered Shares, GDR	984	37,735	(a)
Massmart Holdings Ltd.	604	6,304	(a)
Pick n Pay Stores Ltd.	1,247	7,035	(a)
President Chain Store Corp.	3,000	24,456	(a)
Shoprite Holdings Ltd.	1,566	22,952	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Spar Group Ltd.	851	$12,699	(a)
Sun Art Retail Group Ltd.	10,000	6,959	(a)
Wal-Mart de Mexico SAB de CV	3,524	8,044

Total Food & Staples Retailing		266,001

Food Products - 4.3%
BRF SA	491	8,223
Charoen Pokphand Foods PCL	23,100	18,570	(a)
China Huishan Dairy Holdings Co., Ltd.	25,000	9,838	(a)
China Mengniu Dairy Co., Ltd.	13,000	21,770	(a)
CJ CheilJedang Corp.	16	5,625	(a)
Felda Global Ventures Holdings Berhad	11,500	5,230	(a)
Genting Plantations Berhad	2,000	5,196	(a)
Grupo Bimbo SAB de CV, Series A Shares	1,379	4,121
IOI Corp. Berhad	17,200	17,880	(a)
Kuala Lumpur Kepong Berhad	3,100	17,656	(a)
Nestle India Ltd.	39	4,149	(a)
ORION Corp.	5	4,112	(a)
Pioneer Foods Group Ltd.	448	5,781	(a)
PPB Group Berhad	3,700	14,557	(a)
PT Charoen Pokphand Indonesia Tbk	49,000	14,055	(a)
PT Indofood CBP Sukses Makmur Tbk	14,000	9,199	(a)
PT Indofood Sukses Makmur Tbk	27,900	17,749	(a)
Qinqin Foodstuffs Group (Cayman) Co., Ltd.	700	258	*
Standard Foods Corp.	2,000	4,964	(a)
Thai Union Group PCL, Class F Shares	14,100	8,825	(a)
Tiger Brands Ltd.	656	18,411	(a)
Tingyi (Cayman Islands) Holding Corp.	8,000	6,940	(a)
Ulker Biskuvi Sanayi AS	1,530	10,151	(a)
Uni-President Enterprises Corp.	24,000	49,218	(a)
Want Want China Holdings Ltd.	28,000	17,211	(a)

Total Food Products		299,689

Household Products - 0.8%
Hindustan Unilever Ltd.	1,363	18,753	(a)
Kimberly-Clark de Mexico SAB de CV, Class A Shares	1,478	3,341
PT Unilever Indonesia Tbk	10,000	34,381	(a)

Total Household Products		56,475

Personal Products - 1.0%
Amorepacific Corp.	42	14,530	(a)
Amorepacific Group	44	5,677	(a)
Dabur India Ltd.	865	3,930	(a)
Godrej Consumer Products Ltd.	217	5,147	(a)
Hengan International Group Co., Ltd.	3,500	29,495	(a)
LG Household & Health Care Ltd.	13	11,702	(a)
Marico Ltd.	881	3,743	(a)

Total Personal Products		74,224

Tobacco - 1.2%
British American Tobacco (Malaysia) Berhad	1,000	12,088	(a)
ITC Ltd.	6,721	25,350	(a)
KT&G Corp.	142	15,343	(a)
PT Gudang Garam Tbk	3,200	16,509	(a)
PT Hanjaya Mandala Sampoerna Tbk	59,500	16,511	(a)

Total Tobacco		85,801

TOTAL CONSUMER STAPLES		873,103

ENERGY - 7.7%
Energy Equipment & Services - 0.4%
Sapurakencana Petroleum Berhad	86,800	30,356	(a)

Oil, Gas & Consumable Fuels - 7.3%
China Petroleum & Chemical Corp., Class H Shares	42,000	30,100	(a)
China Shenhua Energy Co., Ltd., Class H Shares	5,000	9,600	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
CNOOC Ltd.	29,000	$34,859	(a)
Coal India Ltd.	1,414	6,937	(a)
Energy Absolute PCL	5,200	3,919	(a)
Energy Absolute PCL	3,300	2,489	(a)
Formosa Petrochemical Corp.	10,000	28,386	(a)
Gazprom PJSC	5,860	12,193	*
Grupa Lotos SA	511	3,824	*(a)
GS Holdings	160	6,880	(a)
IRPC PCL	49,600	7,063	(a)
Kunlun Energy Co., Ltd.	6,000	4,549	(a)
Lukoil PJSC	202	8,785	*
NovaTek OAO, Registered Shares, GDR	43	4,315	(a)
Oil & Natural Gas Corp., Ltd.	1,910	6,319	(a)
PetroChina Co., Ltd., Class H Shares	34,000	23,188	(a)
Petroleo Brasileiro SA	4,123	17,815	*
Petronas Dagangan Berhad	4,900	28,051	(a)
Polski Koncern Naftowy Orlen SA	1,851	29,657	(a)
Polskie Gornictwo Naftowe i Gazownictwo SA	9,319	12,916	(a)
PTT Exploration and Production PCL	3,400	8,053	(a)
PTT PCL	2,300	21,792	(a)
Reliance Industries Ltd.	3,235	49,120	(a)
Rosneft Oil Co.	877	4,333	*
S-Oil Corp.	125	8,602	(a)
Sasol Ltd.	1,115	29,713	(a)
SK Innovation Co., Ltd.	154	20,311	(a)
Tatneft	724	3,500	*
Thai Oil PCL	2,800	4,884	(a)
Tupras-Turkiye Petrol Rafinerileri AS	3,073	65,934	(a)
Ultrapar Participacoes SA	490	11,189

Total Oil, Gas & Consumable Fuels		509,276

TOTAL ENERGY		539,632

FINANCIALS - 14.5%
Banks - 10.5%
Agricultural Bank of China Ltd., Class H Shares	11,000	4,051	(a)
Akbank TAS	7,444	19,173	(a)
AMMB Holdings Berhad	5,400	5,702	(a)
Axis Bank Ltd.	990	8,082	(a)
Banco de Chile	107,387	11,924
Banco de Credito e Inversiones	159	7,175
Banco Santander Chile	294,132	15,092
Bangkok Bank PCL, Registered Shares	1,090	5,334	(a)
Bank of China Ltd., Class H Shares	21,000	8,667	(a)
Bank of the Philippine Islands	2,410	4,911	(a)
Bank Pekao SA	276	8,716	(a)
Bank Zachodni WBK SA	76	5,468	(a)
Barclays Africa Group Ltd.	382	4,229	(a)
BDO Unibank Inc.	4,130	9,929	(a)
China Construction Bank Corp., Class H Shares	33,000	22,127	(a)
China Merchants Bank Co., Ltd., Class H Shares	2,000	4,281	(a)
CIMB Group Holdings Berhad	8,800	9,484	(a)
Commercial International Bank	9,072	49,600	(a)
Credicorp Ltd.	191	30,623
CTBC Financial Holding Co., Ltd.	11,000	6,064	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	3,125	17,117
Grupo Financiero Inbursa SAB de CV, Class O Shares	3,528	5,664

Grupo Financiero Santander Mexico SAB de CV, Class B Shares	2,742	5,001
Hana Financial Group Inc.	200	4,883	(a)
Hong Leong Bank Berhad	1,900	6,132	(a)
ICICI Bank Ltd.	1,868	7,241	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	26,000	14,726	(a)
Itau CorpBanca	886,596	7,719
Kasikornbank PCL	4,100	23,524	(a)
Kasikornbank PCL	1,800	10,226	(a)

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
KB Financial Group Inc.	305	$9,667	(a)
Komercni Banka AS	750	29,483	(a)
Krung Thai Bank PCL	7,800	3,897	(a)
Malayan Banking Berhad	9,300	18,338	(a)
mBank SA	60	4,667	*(a)
Mega Financial Holding Co., Ltd.	9,000	7,053	(a)
Metropolitan Bank & Trust Co.	1,790	3,609	(a)
OTP Bank PLC	1,508	36,694	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	2,159	13,157	*(a)
PT Bank Central Asia Tbk	35,200	38,878	(a)
PT Bank Danamon Indonesia Tbk	12,400	3,314	(a)
PT Bank Mandiri (Persero) Tbk	29,600	22,815	(a)
PT Bank Negara Indonesia (Persero) Tbk	24,200	9,899	(a)
PT Bank Rakyat Indonesia (Persero) Tbk	34,700	30,504	(a)
Public Bank Berhad	5,600	26,836	(a)
Sberbank of Russia PJSC	12,495	26,384	*
Security Bank Corp.	1,310	6,091	(a)
Shinhan Financial Group Co., Ltd.	279	9,994	(a)
Siam Commercial Bank PCL	3,300	15,017	(a)
Siam Commercial Bank PCL	2,200	10,031	(a)
Standard Bank Group Ltd.	1,126	11,253	(a)
State Bank of India	2,701	9,303	(a)
Turkiye Garanti Bankasi A/S	8,120	19,909	(a)
Turkiye Halk Bankasi AS	2,407	6,328	(a)
Turkiye Is Bankasi, Class C Shares	5,838	8,984	(a)
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	3,338	4,940	(a)
VTB Bank PJSC	6,752,381	6,941	*
Yapi ve Kredi Bankasi AS	3,059	3,530	*(a)

Total Banks		740,381

Capital Markets - 0.0%
Brait SE	361	3,238	*(a)

Consumer Finance - 0.1%
Gentera SAB de CV	2,561	4,756
Shriram Transport Finance Co., Ltd.	281	5,372	(a)

Total Consumer Finance		10,128

Diversified Financial Services - 1.1%
Ayala Corp.	630	11,632	(a)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	877	5,163
Corporacion Financiera Colombiana	338	4,226
FirstRand Ltd.	2,797	9,801	(a)
Fubon Financial Holding Co., Ltd.	4,000	4,975	(a)
Grupo de Inversiones Suramericana SA	738	9,212
GT Capital Holdings Inc.	165	5,398	(a)
Haci Omer Sabanci Holding AS	3,251	9,691	(a)
Metro Pacific Investments Corp.	29,700	4,733	(a)
Moscow Exchange MICEX-RTS PJSC	1,893	3,237	*
Remgro Ltd.	492	9,229	(a)

Total Diversified Financial Services		77,297

Insurance - 0.8%
Cathay Financial Holding Co., Ltd.	5,000	5,603	(a)
China Life Insurance Co., Ltd., Class H Shares	2,000	4,533	(a)
China Pacific Insurance (Group) Co., Ltd., Class H Shares	1,400	4,947	(a)
Discovery Ltd.	598	5,379	(a)
PICC Property & Casualty Co., Ltd., Class H Shares	2,000	3,109	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	1,500	7,006	(a)
Powszechny Zaklad Ubezpieczen SA	1,192	8,612	(a)
Samsung Fire & Marine Insurance Co., Ltd.	25	5,953	(a)
Samsung Life Insurance Co., Ltd.	60	5,216	(a)
Sanlam Ltd.	1,581	7,457	(a)

Total Insurance		57,815

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	7,357	$6,571	(a)
Fibra Uno Administracion SA de CV	3,428	6,975
Growthpoint Properties Ltd.	2,435	4,618	(a)

Total Real Estate Investment Trusts (REITs)		18,164

Real Estate Management & Development - 1.0%
Ayala Land Inc.	19,400	16,280	(a)
Central Pattana PCL	3,000	4,953	(a)
Central Pattana PCL	1,200	1,984	(a)
China Overseas Land & Investment Ltd.	2,000	6,597	(a)
Megaworld Corp.	35,000	3,741	(a)
PT Bumi Serpong Damai Tbk	24,700	3,950	(a)
PT Lippo Karawaci Tbk	65,000	5,637	(a)
PT Summarecon Agung Tbk	34,500	4,474	(a)
SM Prime Holdings Inc.	22,200	13,777	(a)
Talaat Moustafa Group	8,795	5,477	(a)

Total Real Estate Management & Development		66,870

Thrifts & Mortgage Finance - 0.7%
Housing Development Finance Corp., Ltd.	1,972	40,538	(a)
Indiabulls Housing Finance Ltd.	465	5,313	(a)
LIC Housing Finance Ltd.	579	4,500	(a)

Total Thrifts & Mortgage Finance		50,351

TOTAL FINANCIALS		1,024,244

HEALTH CARE - 4.9%
Biotechnology - 0.6%
3SBio Inc.	7,000	7,025	*(a)
Celltrion Inc.	406	37,758	*(a)

Total Biotechnology		44,783

Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	16,000	8,942	(a)

Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.	265	5,396	(a)
Life Healthcare Group Holdings Ltd.	3,976	10,817	(a)
Netcare Ltd.	3,986	9,239	(a)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	5,100	12,126	(a)
Sinopharm Group Co., Ltd., Class H Shares	7,600	36,949	(a)

Total Health Care Providers & Services		74,527

Pharmaceuticals - 3.1%
Aspen Pharmacare Holdings Ltd.	1,848	49,963	*(a)
Aurobindo Pharma Ltd.	471	5,571	(a)
China Medical System Holdings Ltd.	8,000	11,775	(a)
Cipla Ltd.	689	5,435	(a)
CSPC Pharmaceutical Group Ltd.	26,000	22,490	(a)
Dr. Reddy’s Laboratories Ltd.	237	10,353	(a)
Glenmark Pharmaceuticals Ltd.	436	5,614	(a)
Hanmi Pharm. Co., Ltd.	27	14,745	(a)
Hanmi Science Co., Ltd.	57	7,336	(a)
Lupin Ltd.	441	11,486	(a)
Luye Pharma Group Ltd.	10,000	6,465	*(a)
Piramal Enterprises Ltd.	228	5,484	(a)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	3,500	8,585	(a)
Sino Biopharmaceutical Ltd.	29,000	19,411	(a)
Sun Pharmaceutical Industries Ltd.	1,847	22,863	(a)
Yuhan Corp.	40	10,936	(a)

Total Pharmaceuticals		218,512

TOTAL HEALTH CARE		346,764

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.5%
Aerospace & Defense - 0.2%
AviChina Industry & Technology Co., Ltd., Class H Shares	6,000	$4,404	(a)
Embraer SA	1,768	8,086

Total Aerospace & Defense		12,490

Airlines - 0.3%
China Airlines Ltd.	17,000	5,010	(a)
EVA Airways Corp.	12,000	5,712	*(a)
Turk Hava Yollari Anonim Ortakligi	6,751	11,791	*(a)

Total Airlines		22,513

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	4,000	4,308	(a)

Construction & Engineering - 1.4%
China Communications Construction Co., Ltd., Class H Shares	8,000	8,781	(a)
China Railway Construction Corp. Ltd., Class H Shares	3,000	3,605	(a)
China Railway Group Ltd., Class H Shares	5,000	3,778	*(a)
China State Construction International Holdings Ltd.	4,000	5,366	(a)
Dialog Group Berhad	15,000	5,595	(a)
Gamuda Berhad	7,300	8,645	(a)
IJM Corp. Berhad	13,400	11,160	(a)
Larsen & Toubro Ltd.	1,229	28,577	(a)
PT Waskita Karya Persero Tbk	126,400	26,919	(a)

Total Construction & Engineering		102,426

Electrical Equipment - 0.4%
Bharat Heavy Electricals Ltd.	2,912	6,347	(a)
Havells India Ltd.	832	4,836	(a)
Teco Electric & Machinery Co., Ltd.	12,000	10,633	(a)
Zhuzhou CRRC Times Electric Co., Ltd.	1,000	5,534	(a)

Total Electrical Equipment		27,350

Industrial Conglomerates - 4.3%
Aboitiz Equity Ventures Inc.	10,280	17,031	(a)
Alfa SAB de CV, Class A Shares	5,669	9,252
Alliance Global Group Inc.	12,500	4,287	(a)
Beijing Enterprises Holdings Ltd.	1,000	5,643	(a)
Bidvest Group Ltd.	7,241	83,262	(a)
CITIC Ltd.	8,000	12,094	(a)
DMCI Holdings Inc.	22,500	6,224	(a)
Far Eastern New Century Corp.	19,000	14,799	(a)
Fosun International Ltd.	6,000	7,866	(a)
Grupo Carso SA de CV, Series A1 Shares	1,273	5,193
Hap Seng Consolidated Berhad	2,600	4,948	(a)
JG Summit Holdings Inc.	15,740	27,885	(a)
Koc Holding AS	6,877	29,446	(a)
LG Corp.	94	5,335	(a)
Samsung C&T Corp.	58	7,015	(a)
Siemens Ltd.	282	5,584	(a)
Sime Darby Berhad	11,400	20,793	(a)
SK Holdings Co., Ltd.	29	5,404	(a)
SM Investments Corp.	1,275	18,664	(a)
Turkiye Sise ve Cam Fabrikalari AS	8,449	9,530	(a)

Total Industrial Conglomerates		300,255

Machinery - 0.6%
Ashok Leyland Ltd.	4,625	6,605	(a)
China Conch Venture Holdings Ltd.	2,500	4,790	(a)
CRRC Corp. Ltd., Class H Shares	6,000	5,515	(a)
Eicher Motors Ltd.	44	14,800	(a)
Hiwin Technologies Corp.	1,000	4,896	(a)
Weg SA	1,471	6,928

Total Machinery		43,534

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Marine - 0.3%
China COSCO Holdings Co., Ltd., Class H Shares	10,500	$3,668	*(a)
Evergreen Marine Corp. (Taiwan) Ltd.	13,000	5,023	(a)
MISC Berhad	5,100	9,404	(a)

Total Marine		18,095

Road & Rail - 0.2%
Localiza Rent A Car SA	591	7,346
Rumo Logistica Operadora Multimodal SA	2,400	4,530	*

Total Road & Rail		11,876

Trading Companies & Distributors - 0.3%
PT AKR Corporindo Tbk	48,000	24,779	(a)

Transportation Infrastructure - 1.4%
Adani Ports and Special Economic Zone Ltd.	3,364	11,704	(a)
CCR SA	2,655	15,337
China Merchants Holdings International Co., Ltd.	2,000	5,882	(a)
COSCO Pacific Ltd.	4,000	4,131	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	685	6,734
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	415	6,385
International Container Terminal Services Inc.	3,120	4,244	(a)
Malaysia Airports Holdings Berhad	4,000	5,850	(a)
Promotora y Operadora de Infraestructura SAB de CV	528	6,170
PT Jasa Marga (Persero) Tbk	54,100	22,017	(a)
TAV Havalimanlari Holding AS	1,838	6,809	(a)
Westports Holdings Berhad	4,900	5,422	(a)

Total Transportation Infrastructure		100,685

TOTAL INDUSTRIALS		668,311

INFORMATION TECHNOLOGY - 3.6%
Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co., Ltd.	3,000	8,252	(a)

Internet Software & Services - 1.5%
Alibaba Group Holding Ltd., ADR	400	32,992	*
Baidu Inc., ADR	100	15,960	*
Naver Corp.	8	5,074	(a)
Tencent Holdings Ltd.	2,000	48,055	(a)

Total Internet Software & Services		102,081

IT Services - 1.2%
Cielo SA	3,375	38,253
HCL Technologies Ltd.	516	5,793	(a)
Infosys Ltd.	1,541	24,758	(a)
Tata Consultancy Services Ltd.	400	15,692	(a)
Wipro Ltd.	401	3,225	(a)

Total IT Services		87,721

Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc.	171	5,227	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	3,000	16,197	(a)

Total Semiconductors & Semiconductor Equipment		21,424

Software - 0.1%
Totvs SA	490	4,972

Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co., Ltd.	19	26,128	(a)

TOTAL INFORMATION TECHNOLOGY		250,578

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
MATERIALS - 10.9%
Chemicals - 2.6%
Asian Paints Ltd.	914	$15,159	(a)
Formosa Chemicals & Fibre Corp.	3,000	7,790	(a)
Formosa Plastics Corp.	4,000	9,729	(a)
Grupa Azoty SA	499	9,289	(a)
Indorama Ventures PCL	6,500	6,205	(a)
LG Chem Ltd.	46	9,980	(a)
Lotte Chemical Corp.	20	5,429	(a)
Mexichem SAB de CV	1,955	4,266
Nan Ya Plastics Corp.	5,000	9,459	(a)
Petronas Chemicals Group Berhad	37,800	60,834	(a)
PTT Global Chemical PCL	7,800	13,605	(a)
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	32,000	15,530	(a)
Synthos SA	6,080	6,171	*(a)
UPL Ltd.	1,057	9,907	(a)

Total Chemicals		183,353

Construction Materials - 3.7%
Ambuja Cements Ltd.	1,757	7,117	(a)
Anhui Conch Cement Co., Ltd., Class H Shares	12,000	31,293	(a)
Cementos Argos SA	4,285	16,051
Cemex SAB de CV	22,125	16,862	*
China National Building Material Co., Ltd., Class H Shares	30,000	13,822	(a)
Grupo Argos SA	2,847	17,156
Lafarge Malaysia Berhad	6,000	11,826	(a)
PT Indocement Tunggal Prakarsa Tbk	39,500	51,547	(a)
PT Semen Indonesia (Persero) Tbk	79,800	57,185	(a)
Shree Cement Ltd.	32	7,655	(a)
Siam Cement PCL, Registered Shares	1,200	17,633	(a)
Taiwan Cement Corp.	6,000	6,367	(a)
Ultratech Cement Ltd.	87	4,834	(a)

Total Construction Materials		259,348

Containers & Packaging - 0.1%
Klabin SA	1,084	5,680

Metals & Mining - 3.8%
Alrosa PAO	4,865	5,279	*
Aluminum Corporation of China Ltd., Class H Shares	38,000	12,206	*(a)
AngloGold Ashanti Ltd.	747	16,349	*(a)
China Steel Corp.	11,000	7,588	(a)
Compania de Minas Buenaventura SA, ADR	1,478	21,653	*
Gold Fields Ltd.	1,318	8,167	(a)
Grupo Mexico SAB de CV, Series B Shares	5,758	13,893
Hindalco Industries Ltd.	3,966	7,910	(a)
Hyundai Steel Co.	119	5,371	(a)
Impala Platinum Holdings Ltd.	1,081	4,786	*(a)
Industrias Penoles SAB de CV	224	5,738
Jiangxi Copper Co., Ltd., Class H Shares	10,000	11,486	(a)
JSW Steel Ltd.	235	5,875	(a)
KGHM Polska Miedz SA	1,546	31,227	(a)
Korea Zinc Co., Ltd.	13	5,913	(a)
MMC Norilsk Nickel PJSC	143	20,604	*
POSCO	62	12,571	(a)
Severstal PAO	565	6,806	*
Sibanye Gold Ltd.	1,279	5,931	(a)
Southern Copper Corp.	684	17,777
Tata Steel Ltd.	1,011	5,322	(a)
Vale SA	1,867	10,652
Vedanta Ltd.	3,572	8,804	(a)
Zijin Mining Group Co., Ltd., Class H Shares	52,000	19,032	(a)

Total Metals & Mining		270,940

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.7%
Empresas CMPC SA	8,946	$18,771
Fibria Celulose SA	594	3,625
Mondi Ltd.	275	5,564	(a)
Nine Dragons Paper Holdings Ltd.	16,000	12,716	(a)
Sappi Ltd.	1,209	6,144	*(a)

Total Paper & Forest Products		46,820

TOTAL MATERIALS		766,141

TELECOMMUNICATION SERVICES - 13.0%
Diversified Telecommunication Services - 4.0%
Alibaba Health Information Technology Ltd.	6,000	4,176	*(a)
Bharti Infratel Ltd.	3,463	20,447	(a)
China Telecom Corp., Ltd., Class H Shares	20,000	9,884	(a)
China Unicom (Hong Kong) Ltd.	8,000	8,552	(a)
Chunghwa Telecom Co., Ltd.	11,000	39,217	(a)
KT Corp.	402	11,399	(a)
LG Uplus Corp.	1,899	18,570	(a)
PT Telekomunikasi Indonesia Persero Tbk	323,800	105,811	(a)
Rostelecom PJSC	3,871	5,043	*
Telekom Malaysia Berhad	5,900	9,904	(a)
Telkom South Africa SOC Ltd.	1,197	5,558	(a)
True Corp. PCL	58,700	15,066	(a)
True Corp. PCL	50,648	13,015	(a)
Turk Telekomunikasyon AS	7,876	15,917	(a)

Total Diversified Telecommunication Services		282,559

Wireless Telecommunication Services - 9.0%
Advanced Info Service PCL	5,900	30,202	(a)
Advanced Info Service PCL, Registered Shares	5,800	29,641	(a)
America Movil SAB de CV, Series L Shares	54,064	31,112
Axiata Group Berhad	15,700	21,975	(a)
Bharti Airtel Ltd.	6,246	33,807	(a)
China Mobile Ltd.	9,500	117,991	(a)
DiGi.Com Berhad	20,900	25,458	(a)
Far EasTone Telecommunications Co., Ltd.	5,000	11,517	(a)
Globe Telecom Inc.	440	21,200	(a)
Idea Cellular Ltd.	7,933	12,435	(a)
Maxis Berhad	10,800	16,077	(a)
MegaFon PJSC, Registered Shares, GDR	412	4,067	(a)
Mobile TeleSystems PJSC, ADR	2,039	18,127
MTN Group Ltd.	5,501	55,648	(a)
Philippine Long Distance Telephone Co.	1,300	58,040	(a)
PT Tower Bersama Infrastructure Tbk	15,300	6,656	(a)
PT XL Axiata Tbk	24,100	6,828	*(a)
Sistema JSFC, Registered Shares, GDR	753	6,127	(a)
SK Telecom Co., Ltd.	147	30,199	(a)
Taiwan Mobile Co., Ltd.	5,000	17,241	(a)
Tim Participacoes SA	4,814	12,338
Turkcell Iletisim Hizmetleri AS	15,681	54,267	*(a)
Vodacom Group Ltd.	992	11,534	(a)

Total Wireless Telecommunication Services		632,487

TOTAL TELECOMMUNICATION SERVICES		915,046

UTILITIES - 6.7%
Electric Utilities - 3.2%
CEZ AS	1,643	31,012	(a)
CPFL Energia SA	709	4,994

EDP - Energias do Brasil SA	1,281	5,681
Enea SA	2,117	5,946	*(a)
Energa SA	1,986	4,955	(a)
Enersis Americas SA	47,810	8,398
Enersis Chile SA	44,514	5,169
Equatorial Energia SA	588	10,070
Korea Electric Power Corp.	876	47,882	(a)
PGE Polska Grupa Energetyczna SA	9,524	31,214	(a)
Tata Power Co., Ltd.	13,054	14,044	(a)
Tauron Polska Energia SA	12,949	10,228	*(a)
Tenaga Nasional Berhad	12,900	45,597	(a)

Total Electric Utilities		225,190

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Gas Utilities - 1.0%
China Gas Holdings Ltd.	6,000	$9,496	(a)
China Resources Gas Group Ltd.	4,000	11,758	(a)
ENN Energy Holdings Ltd.	2,000	9,498	(a)
GAIL India Ltd.	3,793	21,661	(a)
Korea Gas Corp.	170	6,424	(a)
Petronas Gas Berhad	2,900	15,864	(a)

Total Gas Utilities		74,701

Independent Power and Renewable Electricity Producers - 1.8%
AES Gener SA	7,074	3,405
CGN Power Co., Ltd., Class H Shares	43,000	12,737	(a)
China Longyuan Power Group Corp., Ltd., Class H Shares	12,000	9,632	(a)
China Power International Development Ltd.	11,000	4,458	(a)
China Resources Power Holdings Co., Ltd.	6,000	9,500	(a)
Colbun SA	21,223	5,216
Empresa Nacional de Electricidad SA	7,836	7,158
Endesa Americas SA	7,883	3,702
Engie Brasil Energia SA	690	8,982
Huadian Power International Corp. Ltd., Class H Shares	11,940	5,661	(a)
Huaneng Power International Inc., Class H Shares	16,000	9,759	(a)
Huaneng Renewables Corp., Ltd., Class H Shares	16,000	5,130	(a)
NTPC Ltd.	16,826	39,826	(a)

Total Independent Power and Renewable Electricity Producers		125,166

Multi-Utilities - 0.2%
YTL Corp. Berhad	19,700	8,082	(a)
YTL Power International Berhad	14,800	5,199	(a)

Total Multi-Utilities		13,281

Water Utilities - 0.5%
Aguas Andinas SA, Class A Shares	8,109	4,893
Beijing Enterprises Water Group Ltd.	16,000	9,736	(a)
Companhia de Saneamento Basico do Estado de Sao Paulo	880	8,359
Guangdong Investment Ltd.	8,000	12,296	(a)

Total Water Utilities		35,284

TOTAL UTILITIES		473,622

TOTAL COMMON STOCKS (Cost - $6,199,997)		6,761,681

PREFERRED STOCKS - 2.4%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA	1,846	10,903

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Embotelladora Andina SA, Class B Shares	1,541	6,097

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA	5,398	19,761	*

FINANCIALS - 0.8%
Banks - 0.7%
Banco Bradesco SA	1,334	11,668
Bancolombia SA	1,499	12,842
Grupo Aval Acciones y Valores SA	14,784	5,634
Itau Unibanco Holding SA	1,474	15,361
Itausa - Investimentos Itau SA	2,677	6,902

Total Banks		52,407

See Notes to Schedule of Investments.

LEGG MASON EMERGING MARKETS DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY			SHARES	VALUE
Diversified Financial Services - 0.1%
Grupo de Inversiones Suramericana SA			281	$3,434

TOTAL FINANCIALS				55,841

INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co., Ltd.			5	5,652	(a)

MATERIALS - 0.4%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B Shares			688	17,137

Metals & Mining - 0.2%
Vale SA			2,752	12,740

TOTAL MATERIALS				29,877

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Telefonica Brasil SA			2,261	34,329

UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais			1,953	5,475

TOTAL PREFERRED STOCKS (Cost - $110,409)				167,935

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%
China Resources Beer Holdings Co., Ltd. (Cost - $0)		8/9/16	2,000	804	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $6,310,406)				6,930,420

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.1%
SSgA U.S. Government Money Market Fund, Class N (Cost - $78,300)	0.000%		78,300	78,300

TOTAL INVESTMENTS - 99.5% (Cost - $6,388,706#)				7,008,720
Other Assets in Excess of Liabilities - 0.5%				33,331

TOTAL NET ASSETS - 100.0%				$7,042,051

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$187,576	$716,664	—	$904,240
Consumer Staples	108,674	764,429	—	873,103
Energy	57,815	481,817	—	539,632
Financials	167,209	857,035	—	1,024,244
Health Care	—	346,764	—	346,764
Industrials	75,961	592,350	—	668,311
Information Technology	92,177	158,401	—	250,578
Materials	184,813	581,328	—	766,141
Telecommunication Services	66,620	848,426	—	915,046
Utilities	76,027	397,595	—	473,622
Preferred Stocks:
Information Technology	—	5,652	—	5,652
Other Preferred Stocks	162,283	—	—	162,283
Rights	—	804	—	804

Total Long-Term Investments	$1,179,155	$5,751,265	—	$6,930,420

Short-Term Investments†	$78,300	—	—	$78,300

Total Investments	$1,257,455	$5,751,265	—	$7,008,720

Other Financial Instruments:
Futures Contracts	$6,475	—	—	$6,475

Total	$1,263,930	$5,751,265	—	$7,015,195

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2016, securities valued at $5,492,036 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

At July 31, 2016, securities valued at $12,769 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$817,553
Gross unrealized depreciation	(197,539)

Net unrealized appreciation	$620,014

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index	2	9/16	$81,675	$88,150	$6,475

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016